Investments in Equity-Accounted Associates and Joint Ventures - Summary of Aggregate Financial Information Related to Proportionate Interest in the Equity-accounted Joint Ventures (Detail) - CAD ($)
$ in Millions
	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure of joint ventures [line items]
Net income	$ 55	$ 79	$ 92
Joint ventures [member]
Disclosure of joint ventures [line items]
Net income	51	67	88
OCI	(44)	43	45
Total comprehensive income	$ 7	$ 110	$ 133